Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 203,228	$ 197,660
Accounts receivable, net	86,238	77,074
Prepayment and other current assets, net	34,072	30,834
Total current assets	323,538	305,568
Property, plant and equipment, net	18	33
Intangible assets, net	38,784	40,531
Deferred tax assets	77	72
Unamortized produced content, net	16	16
Right-of-use assets	316	371
Total non-current assets	39,211	41,023
TOTAL ASSETS	362,749	346,591
Current liabilities:
Short-term bank loans	7,678	9,590
Accounts payable	1,479	2,039
Contract liabilities	31	27
Accrued liabilities and other payables	1,986	1,941
Other taxes payable	26,661	25,095
Lease liabilities current	107	109
Total current liabilities	39,042	39,901
Long-term bank loan	1,396	1,370
Lease liabilities non-current	120	250
Total non-current liabilities	1,516	1,620
TOTAL LIABILITIES	40,558	41,521
Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 shares authorized as of June 30, 2025 and December 31, 2024; nil and nil shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)
Additional paid-in capital	113,485	113,485
Statutory reserve	1,411	1,411
Retained earnings	218,312	207,128
Accumulated other comprehensive loss	(11,107)	(17,041)
TOTAL CHEER HOLDING, INC SHAREHOLDERS’ EQUITY	322,111	304,993
Non-controlling interest	80	77
TOTAL EQUITY	322,191	305,070
TOTAL LIABILITIES AND EQUITY	362,749	346,591
Class A Ordinary Shares
Equity
Ordinary shares value	10	10
Class B Ordinary Shares
Equity
Ordinary shares value
Related Party
Current liabilities:
Due to related parties	$ 1,100	$ 1,100